Operating Segments - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,941.3	$ 1,770.7	$ 1,649.2	$ 1,687.6
Intangible assets	2,502.9	2,331.0	$ 2,246.5	$ 2,213.4
Right of use	104.7	88.0
Operating Segments [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,941.3	1,770.7
Intangible assets	2,502.9	2,331.0
Right of use	104.7	88.0
Total	4,548.9	4,189.7
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Property, plant and equipment	449.1	399.2
Intangible assets	279.1	158.5
Right of use	72.0	63.0
Total	800.2	620.7
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Property, plant and equipment	398.5	336.1
Intangible assets	73.8	55.3
Right of use	15.0	3.2
Total	487.3	394.6
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Property, plant and equipment	76.4	69.6
Right of use	1.4	2.1
Total	77.8	71.7
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,017.3	965.8
Intangible assets	2,150.0	2,117.2
Right of use	16.3	19.7
Total	$ 3,183.6	$ 3,102.7